Subsequent Event - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended		3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Aug. 09, 2013 Subsequent Credit Facility [Member]	Oct. 01, 2013 Subsequent Event [Member] Installment	Aug. 09, 2013 Subsequent Event [Member]	Sep. 30, 2013 Bank of America Credit Facility [Member]	Jun. 30, 2013 Bank of America Credit Facility [Member]	Aug. 09, 2013 Prime Rate [Member] Subsequent Event [Member]	Sep. 30, 2013 Base Rate [Member]	Aug. 09, 2013 Base Rate [Member] Subsequent Event [Member]	Aug. 09, 2013 LIBOR Plus Rate [Member]	Sep. 30, 2013 LIBOR Plus Rate [Member]	Aug. 09, 2013 LIBOR Plus Rate [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Acquired the stock of On Time Express, Inc.	Oct. 01, 2013
Business acquisition, aggregate base purchase price		$ 1,675,388		$ 20,000,000
Business acquisition, paid in cash		625,128		7,000,000
Business acquisition, paid through issuance of common stock				500,000
Payment held-back till final determination of working capital				500,000
Business acquisition, issuance of shares of common stock				237,320
Business acquisition, notes payable		650,000		2,000,000
Number of installments paid				4
Business acquisition, earn-out payments				10,000,000
Business acquisition, earn-out payments period				4 years
Line of Credit Facility maximum borrowing capacity			$ 2,000,000		$ 30,000,000	$ 30,000,000	$ 20,000,000
Line of Credit Facility interest rate description								Borrowings accrue interest, at the Company’s option, at the Lender’s base prime rate minus 0.50% or LIBOR plus 2.25%. The rates can be subsequently adjusted based on the Company’s fixed charge coverage ratio at the Lender’s base rate plus 0.0% to 0.50% or LIBOR plus 1.50% to 2.25%.
Borrowing accrue interest, prime rate and LIBOR plus, Minimum									0.00%	0.50%	1.50%	1.50%	0.00%
Borrowing accrue interest, prime rate and LIBOR plus, Maximum									0.50%	2.25%	2.25%	2.25%	0.50%
Debt instrument, maturity date						Matures the earlier of 1) six months prior to the December 1, 2016 maturity of the Senior Subordinated Notes, or 2) August 9, 2018.		Matures the earlier of 1) six months prior to the December 1, 2016 maturity of the Senior Subordinated Notes, or 2) August 1, 2018.
Line of Credit Facility covenant terms								The available borrowing amount is limited to 85% of eligible domestic accounts receivable and, subject to certain sub-limits, 75% of eligible accrued but unbilled receivables and eligible foreign accounts receivables. Borrowings are available to fund future acquisitions, capital expenditures, repurchase of Company stock or for other corporate purposes.